Stockholders' Equity - Summary of Restricted Stock Awards (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Equity [Abstract]
Number of Shares, Beginning balance | shares	33
Number of Shares, Granted | shares
Number of Shares, Vested | shares	(33)
Number of Shares, Forfeited | shares
Number of Shares, Ending balance | shares
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares	$ 105.00
Weighted Average Grant Date Fair Value, Granted | $ / shares
Weighted Average Grant Date Fair Value, Vested | $ / shares	105.00
Weighted Average Grant Date Fair Value, Forfeited | $ / shares
Weighted Average Grant Date Fair Value, Ending balance | $ / shares